LIQUIDITY	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
LIQUIDITY

3.	LIQUIDITY

The accompanying consolidated financial statements have been prepared on a basis that assumes that the Company will continue as a going concern and that contemplates the continuity of operations, the realization of assets and the satisfaction of liabilities and commitments in the normal course of business. Accordingly, the accompanying consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or amounts of liabilities that might result from the outcome of this uncertainty.

As of September 30, 2021, the Company had cash and cash equivalents, net of restricted cash of $3.2 million, net accounts receivable of $6.5 million, total current assets, net of restricted cash of $12.8 million and total current liabilities of $22.8 million. For the nine month period ended September 30, 2021, the Company had a net loss of $11.2 million and cash used in operating activities was $7.5 million. As of November 5, 2021 we had approximately $2.4 million of cash on hand, net of restricted cash.

The Company has and may continue to delay, scale-back, or eliminate certain of its activities and other aspects of its operations until such time as the Company is successful in securing additional funding. The Company is exploring various dilutive and non-dilutive sources of funding, including equity and debt financings, strategic alliances, business development and other sources.

The delisting from Nasdaq of our common stock which is now quoted for trading on OTCQX and the Company’s resulting inability to use Form S-3 for offerings by it may each have an adverse impact on our ability to raise additional capital. The quotation of our common stock on OTCQX may provide significantly less liquidity than when our stock was listed on Nasdaq and we may experience greater difficulty in raising capital through the public or private sale of equity securities. The future success of the Company is dependent upon its ability to obtain additional funding. There can be no assurance, however, that the Company will be successful in obtaining such funding in sufficient amounts, on terms acceptable to the Company, or at all. In October 2021, the Company entered into a $7.5 million revolving credit facility with Comerica Bank (“Comerica Loan Agreement”). In addition, also in October 2021, the Company entered into a new $8.0 million term loan with BroadOak Fund V, L.P. (“BroadOak”) (“BroadOak Term Loan”), the proceeds of which were used to repay in full at their maturity the notes extended by Ampersand 2018 Limited Partnership (“Ampersand”) and 1315 Capital II, L.P. (“1315 Capital”). See Note 20, Subsequent Events for more details. As of the date of this Report, the Company currently anticipates that current cash and cash equivalents will be sufficient to meet its anticipated operating cash requirements through the end of fiscal 2022.

4. Going Concern

The accompanying consolidated financial statements have been prepared on a basis that assumes that the Company will continue as a going concern and that contemplates the continuity of operations, the realization of assets and the satisfaction of liabilities and commitments in the normal course of business. Accordingly, the accompanying consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or amounts of liabilities that might result from the outcome of this uncertainty.

As of December 31, 2020, the Company had cash and cash equivalents of $2.8 million, net accounts receivable of $8.0 million, total current assets of $14.1 million and total current liabilities of $18.2 million. For the year ended December 31, 2020, the Company had a net loss of $26.5 million and cash used in operating activities was $14.0 million. During the second and third quarters of fiscal 2020 the Company experienced slower collections due to the pandemic and in September 2020, we repaid approximately $3.4 million to Silicon Valley Bank (“SVB”) under our former secured revolving line of credit facility (the “Revolver”), which was part of our Loan and Security Agreement with SVB dated November 13, 2018, as amended March 18, 2019 (as so amended, the “SVB Loan Agreement”). On January 5, 2021, the Company terminated the SVB Loan Agreement. See Note 19, Revolver and Note 21, Subsequent Events.

In September 2019, we entered into the Equity Distribution Agreement (the “Equity Distribution Agreement”) with Oppenheimer & Co. Inc., as sales agent (the “Agent”), pursuant to which we, from time to time, issued and sold shares of our common stock with an aggregate offering price of up to $3.7 million through the Agent (the “ATM arrangement”). During the year ended December 31, 2020, approximately 178,000 shares of common stock were sold for net proceeds of approximately $0.7 million. As a result of the preferred shares transaction mentioned below, additional shares may no longer be sold under the ATM arrangement without a majority approval by the holders of the preferred shares. Since our common stock has been delisted by The Nasdaq Stock Market LLC (“Nasdaq”) due to our failure to meet minimum stockholders’ equity requirements, we are no longer eligible to sell under the Equity Distribution Agreement. In addition, we are currently ineligible to use a Form S-3 shelf registration statement.

In January 2020, we sold 20,000 Series B preferred shares to investors, led by 1315 Capital II, L.P. (“1315 Capital”), for net proceeds of approximately $19.2 million. See Note 13, Equity, for more detail.

During April 2020, the Company applied for various federal stimulus grants and advances made available under Title 1 of the Coronavirus Aid, Relief, and Economic Security (CARES) Act (the “CARES Act”). As of September 30, 2020, we received $2.1 million in advances under the Centers for Medicare & Medicaid Services (“CMS”) accelerated and advance payment program, as well as a $0.65 million grant from the Department of Health and Human Services (“HHS”). The CMS advance will be offset against future Medicare billings of the Company, and we applied the HHS grant in its entirety towards qualified second quarter expenses. These expenses related to lab equipment and supplies purchased to prevent, prepare for, and respond to coronavirus, including development of coronavirus and serology tests, as well as expenses that would have been covered by revenue lost to coronavirus during the second quarter. CMS will begin to utilize the $2.1 million advanced payment against cash payments beginning in the second quarter of 2021.

During April and early May 2020, the Company made payments totaling $888,000 to Cancer Genetics Inc. (“CGI”) for funds withheld from the Excess Consideration Note to satisfy certain adjustments and indemnification obligations under the Secured Creditor Asset Purchase Agreement dated July 15, 2019 in connection with the acquisition of the biopharma business of CGI.

On January 7, 2021, the Company entered into a $3 million loan through a secured promissory note with Ampersand 2018 Limited Partnership (“Ampersand”) and a $2 million loan through a secured promissory note with 1315 Capital, its Series B shareholders. The rate of interest on the Notes is equal to eight percent (8.0%) per annum and their maturity date is the earlier of (a) June 30, 2021 and (b) the date on which all amounts become due upon the occurrence of any event of default as defined in the Notes. Both loans are secured by substantially all of the Company’s assets. See Note 21, Subsequent Events.

The Company’s cash and cash equivalents balance is decreasing and we will not generate positive cash flows from operations for the year ending December 31, 2021. We intend to meet our ongoing capital needs by using our available cash, including the loans from Ampersand and 1315 Capital, as well as revenue growth and margin improvement; collection of accounts receivable; containment of costs; and the potential use of other financing options.

The Company has and may continue to delay, scale-back, or eliminate certain of its activities and other aspects of its operations until such time as the Company is successful in securing additional funding. The Company is exploring various dilutive and non-dilutive sources of funding, including equity and debt financings, strategic alliances, business development and other sources. As a result of the Company’s Common Stock being delisted from Nasdaq due to its failure to meet minimum stockholders’ equity requirements, the Company’s ability to raise additional capital may be materially adversely impacted. In addition, the Company’s inability to use Form S-3 after it files its Form 10-K for the fiscal year ended December 31, 2020 may have an adverse impact on our ability to raise additional capital. The future success of the Company is dependent upon its ability to obtain additional funding. There can be no assurance, however, that the Company will be successful in obtaining such funding in sufficient amounts, on terms acceptable to the Company, or at all. As of the date of this Report, the Company currently anticipates that current cash and cash equivalents will be sufficient to meet its anticipated cash requirements through the end of the second quarter. These factors raise substantial doubt about the Company’s ability to continue as a going concern.

As of March 25, 2021 we had approximately $3.2 million of cash on hand, excluding restricted cash.